UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Increase (Decrease) in accounts receivable, related parties	$ 427,454	$ 10,000,000
Related party loss in interest expense	$ 575,000
2022 Taxable Industrial Revenue Bond [Member]
Related party loss in interest expense		$ 128,000